UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

Amendment to filing dated September 26, 2003

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4118

Fidelity Securities Fund
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2003

Item 1. Reports to Stockholders

Supplement to the
Fidelity Growth & Income Portfolio
July 31, 2003
Annual Report

The following information replaces the similar information found in the "Performance: The Bottom Line" section on page A-4.

Average Annual Total Returns

Periods ended July 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity® Growth & Income Portfolio	5.15%	-0.52%	9.96%

GAI-BK-0903 October 8, 2003
1.792298.100

Fidelity®

Growth & Income

Portfolio

Annual Report

July 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

This report is printed on recycled paper using soy-based inks.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity® Growth & Income Portfolio	-5.15%	-0.52%	9.96%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Growth & Income Portfolio on July 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500SM Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Steve Kaye, Portfolio Manager of Fidelity® Growth & Income Portfolio

Shaking off corporate governance scandals, weak corporate profits, and fears of war and terrorism, U.S. equities climbed sharply higher in the back half of the one-year period ending July 31, 2003, as positive signals emerged that many hoped would mark the end of the stock market's three-year decline. Among the bright spots, the Federal Reserve Board cut the fed funds target rate twice in the period, dropping it to a 45-year low of 1.00%. The 2003 first-quarter earnings season was solid, as was the second-quarter increase in gross domestic product. But the rapid conclusion of major military operations in Iraq seemed to provide the biggest boost. Overall, the mid-March through July rally lifted most equity benchmarks into positive territory for the period, and many enjoyed double-digit returns. The technology-rich NASDAQ Composite® Index advanced 31.22%, the large-cap-oriented Standard & Poor's 500SM Index gained 10.64%, the small-cap-laden Russell 2000® Index leapt 23.11% and the blue chips' bellwether Dow Jones Industrial AverageSM added 8.16%.

Fidelity Growth & Income Portfolio gained 5.15% during the 12-month period, trailing the Standard & Poor's 500SM Index and the LipperSM Growth & Income Funds Average, which returned 10.64% and 8.79%, respectively. The primary reason for the fund's shortfall was its underweighting in technology. Having scant or no exposure to such strong performers as Intel, Cisco, Applied Materials, eBay and Dell Computer resulted in a cumulative return of 6.15% for the fund's technology stake, compared to 10.70% for those in the index - a disparity that represents the vast majority of the fund's overall underperformance of the S&P 500®. Regional Bell operating companies Verizon and BellSouth also detracted, as did government-sponsored enterprises Fannie Mae and Freddie Mac. On the plus side, an overweighting and strong stock selection in diversified financials - particularly equity-sensitive names such as Citigroup, Merrill Lynch and Morgan Stanley - accounted for the fund's best performance on an industry basis. Stock selection in the health care sector also was a significant positive. Nine of the fund's top-20 contributors on a relative basis were health-related. Positive contributors in this area included Amgen, Alcon, Boston Scientific and Becton Dickinson.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
SLM Corp.	4.5	5.0
Microsoft Corp.	3.5	3.3
General Electric Co.	3.5	3.1
Pfizer, Inc.	3.3	3.4
Citigroup, Inc.	3.3	2.2
Exxon Mobil Corp.	2.9	2.9
Wal-Mart Stores, Inc.	2.8	2.7
Verizon Communications, Inc.	2.5	2.4
American International Group, Inc.	2.0	2.1
Fannie Mae	2.0	3.6
	30.3
Top Five Market Sectors as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.4	22.8
Health Care	17.1	19.5
Consumer Staples	12.2	10.2
Industrials	10.2	10.5
Consumer Discretionary	9.5	9.6
Asset Allocation (% of fund's net assets)
As of July 31, 2003*		As of January 31, 2003 **
	Stocks and Equity Futures 93.6%		Stocks 88.1%
	Bonds 0.0%		Bonds 0.4%
	Convertible Securities 1.8%		Convertible Securities 2.2%
	Short-Term Investments and Net Other Assets 4.6%		Short-Term Investments and Net Other Assets 9.3%
* Foreign investments	1.9%	** Foreign investments	1.5%

Annual Report

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 9.5%
Hotels, Restaurants & Leisure - 1.9%
Harrah's Entertainment, Inc.	2,106,800	$ 91,962
Marriott International, Inc. Class A	3,080,900	126,625
McDonald's Corp.	6,891,700	158,578
MGM MIRAGE (a)	2,369,128	81,261
Starbucks Corp. (a)	2,944,760	80,480
		538,906
Household Durables - 0.1%
Garmin Ltd. (a)	441,835	16,905
Media - 5.9%
AOL Time Warner, Inc. (a)	8,715,546	134,481
Citadel Broadcasting Corp.	67,000	1,273
Clear Channel Communications, Inc.	1,292,000	52,907
Comcast Corp. Class A (special) (a)	4,579,900	134,191
Cox Communications, Inc. Class A (a)	2,189,300	69,598
E.W. Scripps Co. Class A	515,800	42,791
EchoStar Communications Corp. Class A (a)	2,974,663	107,891
Gannett Co., Inc.	1,252,500	96,230
General Motors Corp. Class H (a)	984,400	13,516
Knight-Ridder, Inc.	516,900	35,475
News Corp. Ltd. ADR	1,105,300	33,612
Omnicom Group, Inc.	3,900,620	288,178
Tribune Co.	950,000	44,859
Univision Communications, Inc. Class A (a)	2,461,900	76,811
Viacom, Inc. Class B (non-vtg.)	7,832,997	340,892
Walt Disney Co.	8,206,900	179,895
		1,652,600
Multiline Retail - 0.3%
Family Dollar Stores, Inc.	393,800	14,771
Kohl's Corp. (a)	1,295,500	76,888
		91,659
Specialty Retail - 1.2%
Best Buy Co., Inc. (a)	1,300,300	56,758
Home Depot, Inc.	9,006,450	281,001
		337,759
Textiles Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	787,600	40,750
TOTAL CONSUMER DISCRETIONARY		2,678,579
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 12.2%
Beverages - 2.4%
Anheuser-Busch Companies, Inc.	1,983,400	$ 102,780
PepsiCo, Inc.	5,430,007	250,160
The Coca-Cola Co.	7,292,800	327,957
		680,897
Food & Staples Retailing - 4.2%
Sysco Corp.	7,148,800	215,393
Wal-Mart Stores, Inc.	14,199,400	793,888
Walgreen Co.	5,765,700	172,510
Whole Foods Market, Inc. (a)	369,000	18,810
		1,200,601
Food Products - 0.3%
Kellogg Co.	418,400	14,364
McCormick & Co., Inc. (non-vtg.)	2,362,800	60,393
Unilever NV (NY Shares)	309,100	17,458
		92,215
Household Products - 2.5%
Colgate-Palmolive Co.	2,996,100	163,587
Kimberly-Clark Corp.	2,664,200	128,947
Procter & Gamble Co.	4,593,900	403,666
		696,200
Personal Products - 1.3%
Avon Products, Inc.	863,800	53,892
Gillette Co.	10,187,400	313,364
		367,256
Tobacco - 1.5%
Altria Group, Inc.	8,755,900	350,324
UST, Inc.	2,050,000	68,163
		418,487
TOTAL CONSUMER STAPLES		3,455,656
ENERGY - 4.3%
Energy Equipment & Services - 0.1%
Schlumberger Ltd. (NY Shares)	935,400	42,158
Oil & Gas - 4.2%
Apache Corp.	1,457,960	90,335
ChevronTexaco Corp.	3,008,410	216,936
ConocoPhillips	234,018	12,249
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Exxon Mobil Corp.	23,045,794	$ 819,969
Royal Dutch Petroleum Co. (NY Shares)	795,000	34,646
		1,174,135
TOTAL ENERGY		1,216,293
FINANCIALS - 22.3%
Capital Markets - 3.6%
Goldman Sachs Group, Inc.	3,746,100	326,435
Merrill Lynch & Co., Inc.	6,663,200	362,278
Morgan Stanley	6,970,800	330,695
		1,019,408
Commercial Banks - 4.0%
Bank of America Corp.	4,690,646	387,307
Bank One Corp.	3,146,500	124,476
Fifth Third Bancorp	1,784,900	98,187
FleetBoston Financial Corp.	422,398	13,132
Wachovia Corp.	3,811,413	166,521
Wells Fargo & Co.	6,857,800	346,525
		1,136,148
Consumer Finance - 5.3%
American Express Co.	5,006,490	221,137
SLM Corp. (c)	30,630,530	1,269,938
		1,491,075
Diversified Financial Services - 3.4%
CIT Group, Inc.	738,380	20,586
Citigroup, Inc.	20,801,938	931,927
		952,513
Insurance - 2.7%
AFLAC, Inc.	1,329,100	42,638
American International Group, Inc.	8,979,800	576,503
MBIA, Inc.	2,413,900	122,192
The Chubb Corp.	492,400	31,908
		773,241
Real Estate - 1.1%
Equity Office Properties Trust	3,982,090	110,463
Equity Residential (SBI)	4,936,950	137,741
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - continued
Manufactured Home Communities, Inc.	925,000	$ 33,855
Simon Property Group, Inc.	734,900	31,123
		313,182
Thrifts & Mortgage Finance - 2.2%
Fannie Mae	8,679,720	555,849
Freddie Mac	353,670	17,277
Golden West Financial Corp., Delaware	672,600	55,557
		628,683
TOTAL FINANCIALS		6,314,250
HEALTH CARE - 17.1%
Biotechnology - 1.6%
Amgen, Inc. (a)	5,140,700	357,690
Genzyme Corp. - General Division (a)	1,279,900	64,558
MedImmune, Inc. (a)	912,200	35,749
		457,997
Health Care Equipment & Supplies - 3.4%
Alcon, Inc.	4,017,120	204,753
Baxter International, Inc.	2,034,500	56,173
Becton, Dickinson & Co.	2,699,320	98,876
Boston Scientific Corp. (a)	1,043,020	65,950
C.R. Bard, Inc.	404,560	27,737
Guidant Corp.	748,900	35,363
Medtronic, Inc.	4,436,290	228,469
St. Jude Medical, Inc. (a)	1,291,320	69,279
Stryker Corp.	994,800	76,122
Zimmer Holdings, Inc. (a)	1,887,793	90,255
		952,977
Health Care Providers & Services - 2.2%
HCA, Inc.	489,300	17,248
IMS Health, Inc.	1,303,919	25,218
Tenet Healthcare Corp. (a)	1,805,900	24,885
UnitedHealth Group, Inc.	9,883,980	514,857
WellPoint Health Networks, Inc. (a)	593,900	49,680
		631,888
Pharmaceuticals - 9.9%
Abbott Laboratories	2,352,000	92,316
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Allergan, Inc.	1,300,400	$ 104,656
AstraZeneca PLC sponsored ADR	1,617,400	65,052
Bristol-Myers Squibb Co.	3,845,400	100,749
Eli Lilly & Co.	2,768,552	182,281
Forest Laboratories, Inc. (a)	1,325,800	63,479
Johnson & Johnson	6,271,800	324,817
Merck & Co., Inc.	9,939,700	549,467
Novartis AG sponsored ADR	1,599,900	61,740
Pfizer, Inc.	27,990,369	933,759
Shire Pharmaceuticals Group PLC sponsored ADR (a)	418,400	9,803
Teva Pharmaceutical Industries Ltd. sponsored ADR	366,000	20,986
Wyeth	6,178,500	281,616
		2,790,721
TOTAL HEALTH CARE		4,833,583
INDUSTRIALS - 9.5%
Aerospace & Defense - 1.6%
Boeing Co.	737,700	24,433
Lockheed Martin Corp.	3,542,600	185,420
Northrop Grumman Corp.	625,100	57,659
Raytheon Co.	787,500	24,176
United Technologies Corp.	1,965,600	147,872
		439,560
Airlines - 0.5%
Southwest Airlines Co.	8,714,643	143,007
Commercial Services & Supplies - 1.1%
Arbitron, Inc. (a)	598,300	22,257
Avery Dennison Corp.	1,031,300	55,649
ChoicePoint, Inc. (a)	721,866	27,532
Pitney Bowes, Inc.	2,173,920	82,826
Viad Corp.	1,433,900	31,818
Waste Management, Inc.	3,368,300	80,469
		300,551
Electrical Equipment - 0.2%
Emerson Electric Co.	1,331,300	71,491
Industrial Conglomerates - 5.0%
3M Co.	1,933,240	271,040
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
General Electric Co.	34,937,200	$ 993,614
Tyco International Ltd.	8,284,170	154,086
		1,418,740
Machinery - 0.9%
Dover Corp.	1,181,400	43,251
Eaton Corp.	230,700	19,418
Illinois Tool Works, Inc.	1,091,500	76,023
Ingersoll-Rand Co. Ltd. Class A	646,100	35,044
Pall Corp.	3,150,500	71,107
		244,843
Road & Rail - 0.2%
Burlington Northern Santa Fe Corp.	1,509,600	41,605
Union Pacific Corp.	492,300	30,001
		71,606
TOTAL INDUSTRIALS		2,689,798
INFORMATION TECHNOLOGY - 8.7%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	10,859,400	211,975
Motorola, Inc.	5,956,500	53,847
		265,822
Computers & Peripherals - 2.3%
Dell, Inc. (a)	5,002,900	168,498
Hewlett-Packard Co.	7,271,000	153,927
International Business Machines Corp.	3,302,300	268,312
Lexmark International, Inc. Class A (a)	812,200	52,119
		642,856
Internet Software & Services - 0.1%
Yahoo!, Inc. (a)	795,200	24,755
IT Services - 0.9%
Automatic Data Processing, Inc.	968,600	35,916
First Data Corp.	4,482,250	169,250
Paychex, Inc.	1,260,100	40,991
		246,157
Office Electronics - 0.3%
Xerox Corp. (a)	6,350,100	68,581
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc. (a)	1,490,000	$ 56,546
Intel Corp.	651,000	16,242
Samsung Electronics Co. Ltd.	175,000	61,669
Texas Instruments, Inc.	492,300	9,290
		143,747
Software - 3.7%
Adobe Systems, Inc.	1,012,400	33,085
Microsoft Corp.	37,743,400	996,426
Network Associates, Inc. (a)	984,600	11,126
Oracle Corp. (a)	1,264,018	15,168
		1,055,805
TOTAL INFORMATION TECHNOLOGY		2,447,723
MATERIALS - 1.6%
Chemicals - 1.3%
Dow Chemical Co.	4,142,370	146,226
E.I. du Pont de Nemours & Co.	717,100	31,509
Praxair, Inc.	3,037,600	196,411
		374,146
Metals & Mining - 0.1%
Alcoa, Inc.	1,277,300	35,471
Paper & Forest Products - 0.2%
International Paper Co.	961,700	37,622
TOTAL MATERIALS		447,239
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 6.0%
ALLTEL Corp.	1,899,350	88,871
BellSouth Corp.	14,703,900	374,508
SBC Communications, Inc.	22,553,400	526,847
Verizon Communications, Inc.	20,339,240	709,026
		1,699,252
UTILITIES - 0.9%
Electric Utilities - 0.9%
Entergy Corp.	2,905,800	149,678
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	472,100	$ 16,283
Southern Co.	3,393,300	96,505
		262,466
TOTAL COMMON STOCKS (Cost $17,853,084)		26,044,839
Convertible Preferred Stocks - 1.6%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Union Pacific Capital Trust 6.25% (d)	420,604	21,214
Insurance - 0.0%
Travelers Property Casualty Corp. 4.50%	652,000	15,299
TOTAL FINANCIALS		36,513
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.7%
Northrop Grumman Corp. 7.25%	738,900	76,661
Raytheon Co. 8.25%	2,122,100	118,521
		195,182
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Motorola, Inc. 7.00%	914,900	28,547
UTILITIES - 0.7%
Electric Utilities - 0.6%
FPL Group, Inc.:
8.00%	221,600	11,953
8.50%	2,242,600	124,868
TXU Corp. 8.125% PRIDES	738,100	24,127
		160,948
Convertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Gas Utilities - 0.1%
KeySpan Corp. 8.75% MEDS	615,600	$ 32,147
TOTAL UTILITIES		193,095
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $458,407)		453,337
Convertible Bonds - 0.2%
	Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Instruments - 0.2%
Agilent Technologies, Inc. 3% 12/1/21	$ 46,760	45,998
TOTAL CONVERTIBLE BONDS (Cost $51,329)		45,998
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 1.01% 8/21/03 (e)	26,000	25,987
U.S. Treasury Bonds 8.125% 8/15/19	10,000	13,118
TOTAL U.S. TREASURY OBLIGATIONS (Cost $36,196)		39,105
Money Market Funds - 6.1%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.12% (b) (Cost $1,711,784)	1,711,783,837	$ 1,711,784
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $20,110,800)		28,295,063
NET OTHER ASSETS - (0.1)%		(31,650)
NET ASSETS - 100%		$ 28,263,413
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
Equity Index Contracts
1,700 S&P 500 Index Contracts	Sept. 2003	$ 420,453	$ (4,919)

The face value of futures purchased as a percentage of net assets - 1.5%
Security Type Abbreviations
MEDS - Mandatory Exchangeable Debt Securities PRIDES - Preferred Redeemable Increased Dividend Equity Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $21,214,000 or 0.1% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $25,987,000.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $8,045,534,000 and $8,611,948,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $500,000 for the period.

Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $902,579,000 of which $266,818,000 and $635,761,000 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2003

Assets
Investment in securities, at value (cost $20,110,800) - See accompanying schedule		$ 28,295,063
Receivable for investments sold		27,876
Receivable for fund shares sold		21,079
Dividends receivable		41,314
Interest receivable		2,433
Receivable for daily variation on futures contracts		1,148
Other receivables		103
Total assets		28,389,016

Liabilities
Payable for investments purchased	$ 50,883
Payable for fund shares redeemed	58,780
Accrued management fee	11,430
Other payables and accrued expenses	4,510
Total liabilities		125,603

Net Assets		$ 28,263,413
Net Assets consist of:
Paid in capital		$ 20,985,949
Undistributed net investment income		49,460
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(951,354)
Net unrealized appreciation (depreciation) on investments		8,179,358
Net Assets, for 860,700 shares outstanding		$ 28,263,413
Net Asset Value, offering price and redemption price per share ($28,263,413 ÷ 860,700 shares)		$ 32.84

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2003

Investment Income
Dividends (including $13,988 received from affiliated issuers)		$ 495,840
Interest		39,174
Security lending		13
Total income		535,027

Expenses
Management fee	$ 129,618
Transfer agent fees	60,416
Accounting and security lending fees	1,539
Non-interested trustees' compensation	106
Depreciation in deferred trustee compensation account	(36)
Custodian fees and expenses	281
Registration fees	70
Audit	193
Legal	112
Miscellaneous	1,942
Total expenses before reductions	194,241
Expense reductions	(4,070)	190,171
Net investment income (loss)		344,856
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $141,275 on sales of investments in affiliated issuers)	(94,517)
Foreign currency transactions	(152)
Futures contracts	920
Total net realized gain (loss)		(93,749)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,062,282
Futures contracts	(4,919)
Total change in net unrealized appreciation (depreciation)		1,057,363
Net gain (loss)		963,614
Net increase (decrease) in net assets resulting from operations		$ 1,308,470

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2003	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 344,856	$ 308,109
Net realized gain (loss)	(93,749)	(826,722)
Change in net unrealized appreciation (depreciation)	1,057,363	(5,663,958)
Net increase (decrease) in net assets resulting from operations	1,308,470	(6,182,571)
Distributions to shareholders from net investment income	(319,655)	(301,174)
Distributions to shareholders from net realized gain	-	(349,292)
Total distributions	(319,655)	(650,466)
Share transactions Net proceeds from sales of shares	3,679,661	4,007,898
Reinvestment of distributions	309,163	630,005
Cost of shares redeemed	(4,563,028)	(6,054,662)
Net increase (decrease) in net assets resulting from share transactions	(574,204)	(1,416,759)
Total increase (decrease) in net assets	414,611	(8,249,796)

Net Assets
Beginning of period	27,848,802	36,098,598
End of period (including undistributed net investment income of $49,460 and undistributed net investment income of $30,785, respectively)	$ 28,263,413	$ 27,848,802
Other Information Shares
Sold	118,325	111,402
Issued in reinvestment of distributions	10,093	17,431
Redeemed	(148,741)	(171,139)
Net increase (decrease)	(20,323)	(42,306)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 31.61	$ 39.10	$ 46.83	$ 47.27	$ 43.73
Income from Investment Operations
Net investment income (loss) B	.40	.34	.39	.38	.39
Net realized and unrealized gain (loss)	1.20	(7.12)	(3.83)	2.47	5.69
Total from investment operations	1.60	(6.78)	(3.44)	2.85	6.08
Distributions from net investment income	(.37)	(.33)	(.38)	(.39)	(.38)
Distributions from net realized gain	-	(.38)	(3.91)	(2.90)	(2.16)
Total distributions	(.37)	(.71)	(4.29)	(3.29)	(2.54)
Net asset value, end of period	$ 32.84	$ 31.61	$ 39.10	$ 46.83	$ 47.27
Total Return A	5.15%	(17.56)%	(8.25)%	6.34%	15.20%
Ratios to Average Net Assets C
Expenses before expense reductions	.73%	.69%	.68%	.67%	.68%
Expenses net of voluntary waivers, if any	.73%	.69%	.68%	.67%	.68%
Expenses net of all reductions	.71%	.68%	.66%	.66%	.66%
Net investment income (loss)	1.29%	.94%	.94%	.82%	.88%
Supplemental Data
Net assets, end of period (in millions)	$ 28,263	$ 27,849	$ 36,099	$ 41,440	$ 48,595
Portfolio turnover rate	33%	36%	46%	41%	35%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Growth & Income Portfolio (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, prior period premium and discount on debt securities, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 8,873,394	|
Unrealized depreciation	(732,320)
Net unrealized appreciation (depreciation)	8,141,074
Undistributed ordinary income	38,968
Capital loss carryforward	(902,579)
Cost for federal income tax purposes	$ 20,153,989

The tax character of distributions paid was as follows:

	July 31, 2003	July 31, 2002
Ordinary Income	$ 319,655	$ 307,740
Long-term Capital Gains	-	342,726
Total	$ 319,655	$ 650,466

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption Futures Contracts. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .48% of the fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .23% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $29,731 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Security Lending - continued

Annual Report

insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $4,069 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $1.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
SLM Corp	$ 34,903	$ 130,837	$ 13,988	$ 1,269,938

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Securities Fund and the Shareholders of Fidelity Growth & Income Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Growth & Income Portfolio (a fund of Fidelity Securities Fund) at July 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Growth & Income Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 10, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 279 funds advised by FMR or an affiliate. Mr. McCoy oversees 281 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Growth & Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stvropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Securities Fund. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Securities Fund. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Bart A. Grenier (44)

Year of Election or Appointment: 2001

Vice President of Growth & Income. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Steven Kaye (44)
Year of Election or Appointment: 1993 Vice President of Growth & Income.
Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Growth & Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (43)
Year of Election or Appointment: 2003 Assistant Secretary of Growth & Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Growth & Income. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Growth & Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Growth & Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of Growth & Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Growth & Income. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Growth & Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Growth & Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A total of .75% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed in March and June during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Annual Report

Item 2. Code of Ethics

As of the end of the period, July 31, 2003, the Fidelity Securities Fund has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of Fidelity Securities Fund has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	October 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	October 8, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 8, 2003